Segment information - Product Sales (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) customer	Dec. 31, 2023 USD ($) customer	Dec. 31, 2022 USD ($) customer
Disclosure of geographical location
Product Sales	$ 50,938	$ 43,789	$ 42,998
Number of significant wholesalers | customer	1	1	1
UNITED KINGDOM
Disclosure of geographical location
Product Sales	$ 1,314	$ 978	$ 996
Rest of Europe
Disclosure of geographical location
Product Sales	10,686	8,201	7,503
The Americas
Disclosure of geographical location
Product Sales	25,081	20,855	20,126
Asia, Africa And Australasia
Disclosure of geographical location
Product Sales	13,857	13,755	14,373
Customer one
Disclosure of geographical location
Product Sales	$ 7,567	$ 6,513	$ 5,387